SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Reconciliation of Financial Measures of Company's Segments
The following is a reconciliation of financial measures of the Company’s segments to the condensed consolidated totals:

	Six months ended June 30, 2024			Six months ended June 30, 2023
(In thousands of U.S. dollars)	Obagi Medical	Milk Makeup	Total	Obagi Medical	Milk Makeup	Total
Net revenue	$68,364	$63,218	$131,582	$57,014	$52,324	$109,338
Cost of goods sold	18,794	18,610	37,404	21,674	19,484	41,158
Gross profit	$49,570	$44,608	$94,178	$35,340	$32,840	$68,180

Schedule of Reconciliation of Segment Gross Profit to Net Loss Before Income Taxes
The following table reconciles segment gross profit to net loss before income taxes for the six months ended June 30, 2024 and six months ended June 30, 2023:

(In thousands of U.S. dollars)	Six months ended June 30, 2024	Six months ended June 30, 2023
Gross profit	$94,178	$68,180
Selling, general and administrative	119,879	100,687
Research and development	1,805	2,720
Interest expense, net	8,711	8,850
Change in fair value of derivative warrant liabilities	(20,673)	(1,122)
Other income, net	(285)	(1,666)
Loss before income taxes	$(15,259)	$(41,289)
Income tax (benefit) expense	(2,353)	(4,509)
Net loss	$(12,906)	$(36,780)